Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2023	Dec. 28, 2022	Dec. 29, 2021	Dec. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay Versus Performance
As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to the CD&A.

Year	Summary Compensation Table Total for PEO (1)		Compensation Actually Paid to PEO (2)		Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On		Net income (loss) (in millions) (7)	Adjusted EBITDA (in millions) (8)
	Kelli F. Valade	John C. Miller	Kelli F. Valade	John C. Miller			Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2023	5,363,088	—	5,033,701	—	1,626,353	1,075,392	54	145	19,945	81,470

2022	3,427,341	4,575,064	3,245,486	(3,059,884)	1,724,289	384,556	44	104	74,712	77,504

2021	—	6,400,488	—	5,982,906	1,893,720	1,793,436	78	122	78,073	85,582

2020	—	5,340,240	—	1,241,356	1,343,743	579,316	70	117	(5,116)	26,643

(1)
The dollar amounts reported are (i) for 2023, the amounts of total compensation reported for Ms. Valade, (ii) for 2022, the amounts of total compensation reported for Ms. Valade (our current Chief Executive Officer from June 13, 2022 until December 28, 2022) and the amounts of total compensation reported for Mr. Miller (our former Chief Executive Officer until June 13, 2022), (iii) for 2021 and 2020, the amounts of total compensation reported for Mr. Miller (our Chief Executive Officer in those years) (Ms. Valade and Mr. Miller, together, the “PEOs”) in the “Total” column of the 2023 Summary Compensation Table.

(2)
The dollar amounts reported represent the amount of “compensation actually paid” to the relevant PEO during the applicable year as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the relevant PEO during the applicable year. In accordance with SEC rules, the following adjustments were made to the relevant PEO’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO		Minus Reported Value of Equity Awards (a)		Plus Equity Award Adjustments (b)		Compensation Actually Paid to PEO
	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller
2023	5,363,088	—	3,769,067	—	3,439,680	—	5,033,701	—
2022	3,427,341	4,575,064	2,450,288	3,793,071	2,268,433	(3,841,877)	3,245,486	(3,059,884)
2021	—	6,400,488	—	4,451,217	—	4,033,635	—	5,982,906
2020	—	5,340,240	—	3,981,133	—	(117,751)	—	1,241,356

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the 2023 Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at End of the Year		Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Total Equity Award Adjustments
	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller
2023	2,682,413	—	100,002	—	506,529	—	150,736	—	—	—	3,439,680	—
2022	2,268,433	329,299	—	(940,011)	—	145,170	—	(1,482,248)	—	(1,894,087)	2,268,433	(3,841,877)
2021	—	3,695,462		365,396	—	352,198	—	(379,421)	—	—	—	4,033,635
2020	—	3,313,367		(1,865,425)	—	41,060	—	(1,606,753)	—	—	—	(117,751)

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s (NEOs) as a group (excluding the relevant PEO or PEOs for the applicable year) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposed of calculating the average each year are as follows: (i) for 2023, Mr. Verostek, Ms. Sharps Myers, Mr. Furlow, Mr. Dunn and Mr. Dillon, (ii) for 2022, Mr. Verostek, Mr. Dillon, Ms. Sharps Myers, Mr. Dunn, Mr. Wolfinger, and Mr. Bode, (iii) for 2021, Mr. Verostek, Mr. Wolfinger, Mr. Bode, and Mr. Dillon; and (iv) for 2020, Mr. Verostek, Mr. Wolfinger, Mr. Bode, Mr. Dillon, and Mr. Dunn.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the relevant PEO or PEOs for the applicable year), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the relevant PEO or PEOs for the applicable year) during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding the relevant PEO or PEOs for the applicable year) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Minus Average Reported Value of Equity Awards	Plus Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	1,626,353	896,617	345,656	1,075,392
2022	1,724,289	883,279	(456,454)	384,556
2021	1,893,720	1,032,624	932,340	1,793,436
2020	1,343,743	746,809	(17,618)	579,316

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at End of the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2023	399,023	11,143	89,569	(17,776)	(136,303)	345,656
2022	239,223	(322,677)	50,864	(287,777)	(136,087)	(456,454)
2021	857,301	74,153	81,703	(80,817)	—	932,340
2020	630,026	(378,324)	3,279	(272,599)	—	(17,618)

(5)
Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The TSR assumes that $100 was invested in the Company’s stock on December 25, 2019.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group consists of the following public companies that operate in the restaurant industry for 2023: BJ’s Restaurants, Inc. (BJRI), Bloomin’ Brands, Inc. (BLMN), Brinker International, Inc. (EAT), Cracker Barrel Old Country Store, Inc. (CBRL), Dine Brands Global, Inc. (DIN), El Pollo Loco Holdings, Inc. (LOCO), Fiesta Restaurant Group, Inc. (FRGI), Jack in the Box Inc. (JACK), Noodles & Company (NDLS), Ruth’s Hospitality Group, Inc. (RUTH), Shake Shack, Inc. (SHAK), Texas Roadhouse, Inc. (TXRH), The Cheesecake Factory Incorporated (CAKE), and Wingstop Inc. (WING). From 2022 to 2023, Del Taco Restaurants, Inc. (TACO) was removed from the peer group because it was acquired and ceased to be publically traded. We periodically revise the peer group to more closely reflect a representative sampling of comparable companies in our industry.

(7)	The dollar amounts reported represent the amount of net income reflected in the Consolidated Financial Statements in our Form 10-K filed with the SEC on February 26, 2024.

(8)
Adjusted EBITDA is a key measure in both our annual and long-term incentive compensation programs. See the CD&A for the definition of Adjusted EBITDA and see Appendix A for a reconciliation to GAAP of Adjusted EBITDA for 2023.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The NEOs included for purposed of calculating the average each year are as follows: (i) for 2023, Mr. Verostek, Ms. Sharps Myers, Mr. Furlow, Mr. Dunn and Mr. Dillon, (ii) for 2022, Mr. Verostek, Mr. Dillon, Ms. Sharps Myers, Mr. Dunn, Mr. Wolfinger, and Mr. Bode, (iii) for 2021, Mr. Verostek, Mr. Wolfinger, Mr. Bode, and Mr. Dillon; and (iv) for 2020, Mr. Verostek, Mr. Wolfinger, Mr. Bode, Mr. Dillon, and Mr. Dunn.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group consists of the following public companies that operate in the restaurant industry for 2023: BJ’s Restaurants, Inc. (BJRI), Bloomin’ Brands, Inc. (BLMN), Brinker International, Inc. (EAT), Cracker Barrel Old Country Store, Inc. (CBRL), Dine Brands Global, Inc. (DIN), El Pollo Loco Holdings, Inc. (LOCO), Fiesta Restaurant Group, Inc. (FRGI), Jack in the Box Inc. (JACK), Noodles & Company (NDLS), Ruth’s Hospitality Group, Inc. (RUTH), Shake Shack, Inc. (SHAK), Texas Roadhouse, Inc. (TXRH), The Cheesecake Factory Incorporated (CAKE), and Wingstop Inc. (WING). From 2022 to 2023, Del Taco Restaurants, Inc. (TACO) was removed from the peer group because it was acquired and ceased to be publically traded. We periodically revise the peer group to more closely reflect a representative sampling of comparable companies in our industry.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the amount of “compensation actually paid” to the relevant PEO during the applicable year as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the relevant PEO during the applicable year. In accordance with SEC rules, the following adjustments were made to the relevant PEO’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO		Minus Reported Value of Equity Awards (a)		Plus Equity Award Adjustments (b)		Compensation Actually Paid to PEO
	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller
2023	5,363,088	—	3,769,067	—	3,439,680	—	5,033,701	—
2022	3,427,341	4,575,064	2,450,288	3,793,071	2,268,433	(3,841,877)	3,245,486	(3,059,884)
2021	—	6,400,488	—	4,451,217	—	4,033,635	—	5,982,906
2020	—	5,340,240	—	3,981,133	—	(117,751)	—	1,241,356

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the 2023 Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at End of the Year		Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year		Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year		Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Total Equity Award Adjustments
	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller	Ms. Valade	Mr. Miller
2023	2,682,413	—	100,002	—	506,529	—	150,736	—	—	—	3,439,680	—
2022	2,268,433	329,299	—	(940,011)	—	145,170	—	(1,482,248)	—	(1,894,087)	2,268,433	(3,841,877)
2021	—	3,695,462		365,396	—	352,198	—	(379,421)	—	—	—	4,033,635
2020	—	3,313,367		(1,865,425)	—	41,060	—	(1,606,753)	—	—	—	(117,751)

Non-PEO NEO Average Total Compensation Amount	$ 1,626,353	$ 1,724,289	$ 1,893,720	$ 1,343,743
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,075,392	384,556	1,793,436	579,316
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the relevant PEO or PEOs for the applicable year), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the relevant PEO or PEOs for the applicable year) during the applicable year. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding the relevant PEO or PEOs for the applicable year) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Minus Average Reported Value of Equity Awards	Plus Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	1,626,353	896,617	345,656	1,075,392
2022	1,724,289	883,279	(456,454)	384,556
2021	1,893,720	1,032,624	932,340	1,793,436
2020	1,343,743	746,809	(17,618)	579,316

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at End of the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2023	399,023	11,143	89,569	(17,776)	(136,303)	345,656
2022	239,223	(322,677)	50,864	(287,777)	(136,087)	(456,454)
2021	857,301	74,153	81,703	(80,817)	—	932,340
2020	630,026	(378,324)	3,279	(272,599)	—	(17,618)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

  The items listed below represent the four financial measures we use to link compensation actually paid for the year
  to company performance as further described in our Compensation Discussion and Analysis (CD&A):

Adjusted EBITDA
Domestic system-wide same-restaurant sales change
Relative TSR performance against the companies in the S&P 600 Consumer Discretionary Index
Adjusted EPS growth

Total Shareholder Return Amount	$ 54	44	78	70
Peer Group Total Shareholder Return Amount	145	104	122	117
Net Income (Loss)	$ 19,945,000,000	$ 74,712,000,000	$ 78,073,000,000	$ (5,116,000,000)
Company Selected Measure Amount	81,470,000,000	77,504,000,000	85,582,000,000	26,643,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a key measure in both our annual and long-term incentive compensation programs. See the CD&A for the definition of Adjusted EBITDA and see Appendix A for a reconciliation to GAAP of Adjusted EBITDA for 2023.
Measure:: 2
Pay vs Performance Disclosure
Name	Domestic system-wide same-restaurant sales change
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR performance against the companies in the S&P 600 Consumer Discretionary Index
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS growth
Ms. Valade [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,363,088	$ 3,427,341
PEO Actually Paid Compensation Amount	$ 5,033,701	3,245,486
PEO Name	Ms. Valade
Mr. Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,575,064	$ 6,400,488	$ 5,340,240
PEO Actually Paid Compensation Amount		(3,059,884)	5,982,906	1,241,356
PEO Name	Mr. Miller
PEO | Ms. Valade [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,439,680	2,268,433
PEO | Ms. Valade [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,769,067	2,450,288
PEO | Ms. Valade [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,439,680	2,268,433
PEO | Ms. Valade [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested at End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,682,413	2,268,433
PEO | Ms. Valade [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,002
PEO | Ms. Valade [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	506,529
PEO | Ms. Valade [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,736
PEO | Mr. Miller [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,841,877)	4,033,635	(117,751)
PEO | Mr. Miller [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,793,071	4,451,217	3,981,133
PEO | Mr. Miller [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,841,877)	4,033,635	(117,751)
PEO | Mr. Miller [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested at End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		329,299	3,695,462	3,313,367
PEO | Mr. Miller [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(940,011)	365,396	(1,865,425)
PEO | Mr. Miller [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		145,170	352,198	41,060
PEO | Mr. Miller [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,482,248)	(379,421)	(1,606,753)
PEO | Mr. Miller [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,894,087)
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,656	(456,454)	932,340	(17,618)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	896,617	883,279	1,032,624	746,809
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,656	(456,454)	932,340	(17,618)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year and Unvested at End of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	399,023	239,223	857,301	630,026
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,143	(322,677)	74,153	(378,324)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,569	50,864	81,703	3,279
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,776)	(287,777)	$ (80,817)	$ (272,599)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (136,303)	$ (136,087)